SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT DISCLOSURES
Schedule of reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2025	$-	$-	$-
2024	$-	$-	$-
2023	$-	$-	$-
Property and equipment
December 31, 2025	$1	$-	$–
December 31, 2024	$1	$-	$–
December 31, 2023	$2	$5	$–

Schedule of segment profit or loss
In Thousands of US Dollars
Segment Item	Amount	Reviewed by CODM?
Research and development costs	1,482	Yes
General and Administrative costs	2,195	Yes
Finance Costs	587	Yes